LEASES - Summary of Charter Hire Expense under Operating Leases, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leased Assets [Line Items]
Charter hire expenses	$ 92,712	$ 70,673	$ 53,691
Charter hire expenses, operating leases
Operating Leased Assets [Line Items]
Charter hire expenses	93,384	71,345	54,365
Amortization of unfavorable time charter contracts-in
Operating Leased Assets [Line Items]
Charter hire expenses	$ (672)	$ (672)	$ (674)